Revenue from Contracts with Customers - Impact on Financial Statements (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Other current assets	$ 474	$ 380
Net properties and equipment	28,615	27,451	$ 32,168
Other assets	2,336	2,211
Liabilities
Other current liabilities	1,295	1,310
Deferred income taxes	2,437	2,234
Other	4,021	4,109
Equity
Total Equity	10,943	13,790	15,497	$ 15,457
Revenues
Revenues from Customers	14,044		8,447
Gains (losses) on divestitures and other, net	312	939	(578)
Expenses
Income tax expense (benefit)	733	(1,477)	(1,021)
Net income (loss) attributable to noncontrolling interests	137	245	263
Net income (loss) attributable to common stockholders	615	(456)	(3,071)
Accounting Standards Update 2014-09 [Member] | Without Adoption of Topic 606 [Member]
Assets
Other current assets	472
Net properties and equipment	28,548
Other assets	2,326
Liabilities
Other current liabilities	1,290
Deferred income taxes	2,441
Other	3,914
Equity
Total Equity	10,972
Revenues
Gains (losses) on divestitures and other, net	316
Expenses
Income tax expense (benefit)	731
Net income (loss) attributable to noncontrolling interests	127
Net income (loss) attributable to common stockholders	607
Accounting Standards Update 2014-09 [Member] | Effect of Change Increase/ (Decrease) [Member]
Assets
Other current assets	2
Net properties and equipment	67
Other assets	10
Liabilities
Other current liabilities	5
Deferred income taxes	(4)
Other	107
Equity
Total Equity	(29)
Revenues
Gains (losses) on divestitures and other, net	(4)
Expenses
Income tax expense (benefit)	2
Net income (loss) attributable to noncontrolling interests	10
Net income (loss) attributable to common stockholders	8
Gathering, processing, and marketing [Member]
Revenues
Revenues from Customers	1,588	2,000	1,294
Expenses
Gathering, processing, and marketing	1,047	$ 1,552	$ 1,083
Gathering, processing, and marketing [Member] | Accounting Standards Update 2014-09 [Member] | Without Adoption of Topic 606 [Member]
Revenues
Revenues from Customers	2,592
Expenses
Gathering, processing, and marketing	2,075
Gathering, processing, and marketing [Member] | Accounting Standards Update 2014-09 [Member] | Effect of Change Increase/ (Decrease) [Member]
Revenues
Revenues from Customers	(1,004)
Expenses
Gathering, processing, and marketing	$ (1,028)